Right-Of-Use Assets and Lease Liabilities (Schedule of Right-of-Use Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of year	$ 17,123	$ 17,399
Depreciation charge for the year	(3,090)	(1,201)
Adjustments	71,991	925
Balance at end of year	86,024	17,123
Land [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of year	6,853	6,537
Depreciation charge for the year	(2,141)	(263)
Adjustments	72,299	579
Balance at end of year	77,011	6,853
Pressure regulation and management system facility [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of year	6,506	6,866
Depreciation charge for the year	(449)	(451)
Adjustments	457	91
Balance at end of year	6,514	6,506
Offices [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of year	3,305	3,573
Depreciation charge for the year	(500)	(487)
Adjustments	(306)	219
Balance at end of year	2,499	3,305
Others [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of year	459	423
Depreciation charge for the year
Adjustments	(459)	36
Balance at end of year		$ 459